Lease Commitments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Future Minimum Lease Payments		$ 57,300	$ 57,300	$ 57,300
Future Minimum Lease Payments Total	$ 171,900